Shares in subsidiaries (Details) - SEK (kr) kr in Thousands	Dec. 31, 2025	Dec. 31, 2024
Shares in subsidiaries
Share capital	kr 3,990,000	kr 3,990,000
Number of shares issued (in shares)	3,990,000
Sekett Ab
Shares in subsidiaries
Share capital	kr 50
Carrying amount	kr 0	kr 0
Number of shares issued (in shares)	50	50